Insurance business - Reconciliation of insurance balances for liability for remaining coverage and liability for incurred claims (Details) - GBP (£) £ in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract assets	£ 141	£ 113
Liabilities arising from insurance and participating investment contracts	(143,601)	(135,318)
Net liability	(143,460)	(135,205)
Insurance and participating investment contracts net liability	(143,425)	(135,171)
Disposal groups classified as held for sale
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance acquisition assets	35	34
Present value of future cash flows £m
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract assets	290	248
Liabilities arising from insurance and participating investment contracts	(138,407)	(130,099)
Net liability	(138,117)	(129,851)
Insurance and participating investment contracts net liability	(138,117)	(129,851)
Present value of future cash flows £m | Disposal groups classified as held for sale
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance acquisition assets	0	0
Risk adjustment £m
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract assets	(66)	(59)
Liabilities arising from insurance and participating investment contracts	(949)	(910)
Net liability	(1,015)	(969)
Insurance and participating investment contracts net liability	(1,015)	(969)
Risk adjustment £m | Disposal groups classified as held for sale
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance acquisition assets	0	0
Contractual service margin £m
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract assets	(83)	(76)
Liabilities arising from insurance and participating investment contracts	(4,245)	(4,309)
Net liability	(4,328)	(4,385)
Insurance and participating investment contracts net liability	(4,328)	(4,385)
Contractual service margin £m | Disposal groups classified as held for sale
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance acquisition assets	0	0
Other £m
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract assets	0	0
Liabilities arising from insurance and participating investment contracts	0	0
Net liability	0	0
Insurance and participating investment contracts net liability	35	34
Other £m | Disposal groups classified as held for sale
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance acquisition assets	£ 35	£ 34